T. ROWE PRICE New Horizons Fund
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 93.6%
COMMUNICATION SERVICES 4.0%
Diversified Telecommunication Services 0.2%
Sarana Menara Nusantara (IDR)  1,075,659,700 81,487
81,487
Entertainment 0.0%
Houzz, Acquisition Date: 6/3/14, Cost $6,575 (1)(2)(3) 877,600 6,029
OfferUp, Acquisition Date: 3/6/15, Cost $5,042 (1)(2)(3) 1,012,630 2,319
8,348
Media 3.8%
Cable One (4) 431,501 788,939
Liberty Broadband, Class C (2) 4,161,580 624,861
1,413,800
Total Communication Services 1,503,635
CONSUMER DISCRETIONARY 7.0%
Diversified Consumer Services 2.1%
Bright Horizons Family Solutions (2)(4) 4,655,690 798,218
798,218
Hotels, Restaurants & Leisure 1.3%
Vail Resorts  1,632,912 476,255
476,255
Internet & Direct Marketing Retail 1.1%
A Place for Rover, Acquisition Date: 5/25/18, Cost $2,132 (2)(3) 314,592 3,067
Coupang, Class A, Acquisition Date: 1/9/15, Cost $16,846 (2)(3) 5,958,970 279,372
Deliveroo Holdings (GBP) (2) 6,820,269 27,027
Deliveroo Holdings, Acquisition Date: 9/12/17 - 5/16/19,
Cost $46,942 (GBP) (2)(3) 26,419,400 99,460
Framebridge, EC, Acquisition Date: 5/19/20, Cost $5,712 (1)(2)(3) 5,712,448 1,761
410,687
Multiline Retail 0.1%
Ollie's Bargain Outlet Holdings (2) 520,899 45,318
45,318
Specialty Retail 2.4%
Burlington Stores (2) 1,669,550 498,862
MYT Netherlands Parent, ADR (2) 1,060,038 29,957
RH (2) 629,751 375,709
904,528

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
Textiles, Apparel & Luxury Goods 0.0%
Allbirds, Acquisition Date: 10/10/18 - 12/21/18, Cost $15,644 (1)
(2)(3) 1,426,470 16,493
16,493
Total Consumer Discretionary 2,651,499
CONSUMER STAPLES 1.9%
Beverages 1.6%
Boston Beer, Class A (2) 491,648 593,065
593,065
Food Products 0.3%
Freshpet (2) 631,227 100,245
100,245
Total Consumer Staples 693,310
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $2,981 (1)(2)(3) 987 5,493
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $25,849 (1)(2)(3) 7,166 39,881
Total Energy 45,374
FINANCIALS 3.5%
Capital Markets 3.5%
CM Life Sciences (2) 1,033,337 16,978
CM Life Sciences II (2) 841,225 10,768
CM Life Sciences II SPAC/SomaLogic PIPE (2)(5) 1,629,162 18,450
FS Development Corp II, Class A (2) 831,388 8,281
MarketAxess Holdings  814,025 405,319
MSCI  1,976,944 828,893
Total Financials 1,288,689
HEALTH CARE 25.4%
Biotechnology 13.2%
Abcam (GBP) (2) 9,730,753 186,657
ACADIA Pharmaceuticals (2) 1,334,609 34,433
Acceleron Pharma (2) 1,455,537 197,385
Acerta Pharma, Class B, Acquisition Date: 5/12/15,
Cost $4,434 (1)(2)(3) 175,251,555 21,854
ADC Therapeutics (2) 1,238,489 30,232
Agios Pharmaceuticals (2) 560,632 28,951
Akero Therapeutics (2) 522,308 15,152
Alector (2) 1,003,277 20,206
Allogene Therapeutics (2) 1,208,547 42,662

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
Alnylam Pharmaceuticals (2) 1,085,663 153,285
Annexon (2) 639,547 17,805
Apellis Pharmaceuticals (2) 1,266,593 54,349
Ardelyx (2) 943,685 6,247
Argenx, ADR (2) 1,025,831 282,504
Ascendis Pharma, ADR (2) 937,487 120,823
Avidity Biosciences (2) 1,058,799 23,092
BeiGene, ADR (2) 278,018 96,772
Bluebird Bio (2) 416,978 12,572
Blueprint Medicines (2) 966,387 93,962
C4 Therapeutics (2) 816,916 30,218
Cerevel Therapeutics Holdings (2) 1,077,262 14,791
CRISPR Therapeutics (2) 314,525 38,325
Cullinan Oncology (2) 351,160 14,633
CureVac (2) 697,279 63,773
Deciphera Pharmaceuticals (2) 418,472 18,764
Denali Therapeutics (2) 1,812,085 103,470
Design Therapeutics (2) 376,380 11,254
Dicerna Pharmaceuticals (2) 805,685 20,601
Enanta Pharmaceuticals (2) 322,380 15,900
Exact Sciences (2) 6,201,650 817,253
Exelixis (2) 5,990,871 135,334
Fate Therapeutics (2) 904,476 74,574
FibroGen (2) 487,291 16,914
Flame Biosciences, Acquisition Date: 9/28/20, Cost $7,914 (1)(2)
(3) 1,208,219 7,914
G1 Therapeutics (2) 481,762 11,591
Generation Bio (2) 1,898,486 54,031
Global Blood Therapeutics (2) 595,032 24,248
Homology Medicines (2) 1,255,122 11,811
Ideaya Biosciences (2) 248,312 5,835
IGM Biosciences (2) 548,367 42,054
Incyte (2) 2,234,740 181,617
Insmed (2) 2,699,597 91,948
Intellia Therapeutics (2) 669,058 53,695
Ionis Pharmaceuticals (2) 1,519,333 68,309
Iovance Biotherapeutics (2) 1,466,856 46,441
Karuna Therapeutics (2) 356,979 42,920
Kodiak Sciences (2) 1,566,369 177,611
Kronos Bio (2) 584,737 17,115
Kronos Bio, Acquisition Date: 8/20/20, Cost $7,771 (2)(3) 481,200 13,380
Kymera Therapeutics (2) 398,400 15,482
MeiraGTx Holdings (2) 778,534 11,234
Mersana Therapeutics (2) 1,027,330 16,622
Mirati Therapeutics (2) 552,381 94,623
Molecular Templates (2) 308,081 3,888

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
Morphic Holding (2) 135,605 8,581
MorphoSys (EUR) (2) 129,618 11,290
Neurocrine Biosciences (2) 860,649 83,698
Nkarta (2) 285,337 9,388
Nurix Therapeutics (2) 1,140,803 35,468
Progenic Pharmaceuticals, CVR (2) 1,890,800 —
Prothena (2) 887,608 22,297
PTC Therapeutics (2) 602,285 28,518
Radius Health (2) 739,395 15,424
RAPT Therapeutics (2) 942,375 20,921
Relay Therapeutics (2) 362,597 12,535
Replimune Group (2) 960,689 29,311
Rocket Pharmaceuticals (2) 1,238,000 54,930
Sage Therapeutics (2) 772,275 57,805
Sana Biotechnology (2) 576,650 19,300
Scholar Rock Holding (2) 1,160,425 58,787
Seagen (2) 957,826 133,004
Solid Biosciences (2) 1,988,776 10,998
Stoke Therapeutics (2) 113,624 4,413
TG Therapeutics (2) 428,592 20,658
Translate Bio (2) 711,767 11,737
Turning Point Therapeutics (2) 695,800 65,816
Ultragenyx Pharmaceutical (2) 1,912,838 217,796
uniQure (2) 695,581 23,434
Xencor (2) 1,190,083 51,245
Zai Lab, ADR (2) 524,070 69,927
Zentalis Pharmaceuticals (2) 441,662 19,164
Zymeworks (2) 358,531 11,322
4,914,883
Health Care Equipment & Supplies 5.3%
DexCom (2) 600,337 215,755
IDEXX Laboratories (2) 531,918 260,273
iRhythm Technologies (2) 98,260 13,644
JAND, Class A, Acquisition Date: 4/23/15 - 3/9/18,
Cost $26,928 (1)(2)(3)(4) 1,875,578 46,009
Lantheus Holdings (2) 524,609 11,211
Nevro (2)(4) 2,717,418 379,080
Novocure (2) 469,800 62,098
Outset Medical (2) 1,953,977 106,277
Shockwave Medical (2)(4) 1,873,326 244,019
West Pharmaceutical Services  2,273,585 640,651
1,979,017

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
Health Care Providers & Services 0.1%
Guardant Health (2) 305,903 46,696
46,696
Health Care Technology 2.7%
Phreesia (2) 1,252,025 65,231
Veeva Systems, Class A (2) 3,659,257 955,944
1,021,175
Life Sciences Tools & Services 3.7%
Adaptive Biotechnologies (2) 6,013,395 242,099
Eurofins Scientific (EUR) (2) 9,159,584 875,476
Olink Holding, ADR (2) 1,021,183 36,762
Repligen (2) 304,641 59,225
Sartorius Stedim Biotech (EUR)  298,446 122,825
Seer, Class A, Acquisition Date: 12/8/20, Cost $13,913 (2)(3) 732,270 34,797
1,371,184
Pharmaceuticals 0.4%
Arvinas (2) 798,893 52,807
Atea Pharmaceuticals (2) 469,340 28,982
Cara Therapeutics (2) 633,982 13,764
Longboard Pharmaceuticals (2)(4) 301,281 4,917
Longboard Pharmaceuticals, Series A, Acquisition Date: 10/27/20,
Cost $6,269 (2)(3)(4) 865,094 13,412
Reata Pharmaceuticals, Class A (2) 150,065 14,961
Zeneca, CVR, Acquisition Date: 7/18/13, Cost $0 (1)(2)(3) 288,910 178
129,021
Total Health Care 9,461,976
INDUSTRIALS & BUSINESS SERVICES 21.5%
Aerospace & Defense 1.3%
Teledyne Technologies (2) 1,134,478 469,277
469,277
Airlines 0.7%
Alclear Holdings, Class B, Acquisition Date: 9/4/15 - 2/16/18,
Cost $54,367 (1)(2)(3)(4)(6) 627,649 182,018
Wheels Up Partners, Class B, Acquisition Date: 9/18/15,
Cost $22,696 (2)(3)(4)(6) 7,989,973 33,141
Wheels Up Partners, Class C, Acquisition Date: 6/22/17,
Cost $18,460 (2)(3)(4)(6) 5,916,523 24,540
Wheels Up Partners, Class D, Acquisition Date: 5/17/19,
Cost $30,921 (2)(3)(4)(6) 8,885,330 36,854
276,553
Building Products 2.3%
Armstrong World Industries (4) 4,782,691 430,873

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
Lennox International  852,892 265,752
Trex (2) 1,556,641 142,495
839,120
Commercial Services & Supplies 4.5%
Rentokil Initial (GBP) (2) 73,682,473 491,933
Rollins  5,795,515 199,482
Waste Connections  9,193,945 992,762
1,684,177
Industrial Conglomerates 2.1%
Roper Technologies  1,928,312 777,765
777,765
Machinery 1.1%
Graco  302,604 21,673
RBC Bearings (2) 48,896 9,621
Toro  3,523,675 363,432
394,726
Professional Services 6.5%
Booz Allen Hamilton Holding (4) 10,990,080 885,031
Clarivate (2) 14,232,264 375,589
CoStar Group (2) 868,335 713,676
TransUnion  4,627,774 416,500
Upwork (2) 461,257 20,651
2,411,447
Road & Rail 2.6%
Old Dominion Freight Line  4,097,029 984,967
984,967
Trading Companies & Distributors 0.4%
SiteOne Landscape Supply (2) 968,735 165,402
165,402
Total Industrials & Business Services 8,003,434
INFORMATION TECHNOLOGY 28.9%
Electronic Equipment, Instruments & Components 0.0%
908 Devices (2) 178,487 8,657
8,657
IT Services 5.5%
Black Knight (2) 2,557,710 189,245
Endava, ADR (2)(4) 2,020,192 171,090
Okta (2) 4,037,357 889,955
ServiceTitan, Acquisition Date: 11/9/18, Cost $2,665 (1)(2)(3) 101,356 10,878
StoneCo, Class A (2) 8,814,857 539,645

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
Twilio, Class A (2) 781,765 266,394
2,067,207
Semiconductors & Semiconductor Equipment 0.7%
Entegris  2,222,457 248,471
MACOM Technology Solutions Holdings (2) 48,878 2,836
251,307
Software 22.7%
Atlassian, Class A (2) 3,142,784 662,373
Avalara (2) 1,278,982 170,654
Bill.com Holdings (2) 1,643,633 239,149
Ceridian HCM Holding (2) 6,542,479 551,335
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $18,150 (1)(2)
(3)(4) 884,522 21,662
Coupa Software (2) 3,565,184 907,268
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $5,376 (1)
(2)(3) 111,936 19,854
Datadog, Class A (2) 6,800,814 566,780
Descartes Systems Group (2)(4) 4,839,408 294,768
DocuSign (2) 1,918,337 388,367
Duck Creek Technologies (2) 4,758,152 214,783
Evernote, Acquisition Date: 11/20/12, Cost $2,296 (1)(2)(3) 190,876 510
Five9 (2)(4) 3,718,242 581,273
HashiCorp, Acquisition Date: 6/25/20, Cost $10,040 (1)(2)(3) 385,718 10,040
HubSpot (2) 1,741,196 790,869
nCino (2)(4) 5,050,368 336,960
PagerDuty (2) 4,077,625 164,043
Paylocity Holding (2)(4) 5,176,820 930,947
Procore Technologies, Acquisition Date: 7/15/20 - 12/9/20,
Cost $13,339 (1)(2)(3) 236,900 14,925
Proofpoint (2)(4) 3,892,517 489,640
Q2 Holdings (2) 406,745 40,756
Tanium, Class B, Acquisition Date: 9/24/20, Cost $7,493 (1)(2)(3) 657,558 7,493
Toast, Acquisition Date: 9/14/18 - 3/27/19, Cost $5,430 (1)(2)(3) 199,157 25,586
Vimeo, Class A, Acquisition Date: 1/25/21, Cost $21,611 (1)(2)(3) 666,808 22,229
Xero (AUD) (2) 4,962,395 480,290
Zendesk (2) 3,955,705 524,605
Zenpayroll, Acquisition Date: 8/18/20 - 11/9/20, Cost $28,448 (1)
(2)(3) 2,129,852 28,353
8,485,512
Total Information Technology 10,812,683

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
MISCELLANEOUS 0.1%
Miscellaneous 0.1%
Revolution Healthcare Acquisition (2) 2,519,497 25,321
Total Miscellaneous 25,321
REAL ESTATE 1.2%
Real Estate Management & Development 1.2%
Altus Group (CAD)  1,990,260 95,720
FirstService (4) 2,386,147 353,603
WeWork, Class A, Acquisition Date: 5/26/15, Cost $2,064 (2)(3) 145,669 1,637
Total Real Estate 450,960
Total Common Stocks (Cost $18,921,100) 34,936,881
CONVERTIBLE PREFERRED STOCKS 5.5%
COMMUNICATION SERVICES 0.1%
Entertainment 0.1%
Houzz, Series D, Acquisition Date: 6/3/14, Cost $19,726 (1)(2)(3) 2,632,810 18,087
OfferUp, Series A-2, Acquisition Date: 3/6/15, Cost $6,851 (1)(2)
(3) 1,375,830 3,151
OfferUp, Series C, Acquisition Date: 3/6/15, Cost $11,641 (1)(2)(3) 2,337,940 7,220
OfferUp, Series C-1, Acquisition Date: 8/26/16, Cost $4,573 (1)(2)
(3) 682,712 2,283
OfferUp, Series F, Acquisition Date: 7/1/20, Cost $2,026 (1)(2)(3) 884,802 2,026
Total Communication Services 32,767
CONSUMER DISCRETIONARY 0.9%
Diversified Consumer Services 0.1%
1stdibs.com, Series D, Acquisition Date: 2/7/19, Cost $26,469 (1)
(2)(3)(4) 5,282,277 43,896
43,896
Hotels, Restaurants & Leisure 0.4%
Cava Group, Series E, Acquisition Date: 3/26/21, Cost $13,294 (1)
(2)(3) 353,270 13,294
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $42,096 (1)
(2)(3) 1,118,688 42,096
Sweetgreen, Series F, Acquisition Date: 6/30/15, Cost $26,916 (1)
(2)(3)(4) 3,509,234 53,270
Sweetgreen, Series G, Acquisition Date: 8/15/16 - 2/27/18,
Cost $20,354 (1)(2)(3)(4) 2,261,542 34,330
Sweetgreen, Series I, Acquisition Date: 9/13/19, Cost $8,998 (1)
(2)(3)(4) 526,213 7,988
150,978

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
Internet & Direct Marketing Retail 0.4%
A Place for Rover, Series G, Acquisition Date: 5/11/18,
Cost $29,547 (2)(3) 3,924,648 38,266
Evolve Vacation Rental Network, Series 4, Acquisition Date:
8/15/14, Cost $906 (1)(2)(3)(4) 718,332 6,178
Evolve Vacation Rental Network, Series 5, Acquisition Date:
11/6/15, Cost $4,220 (1)(2)(3)(4) 1,727,442 14,856
Evolve Vacation Rental Network, Series 6, Acquisition Date:
1/18/17, Cost $8,679 (1)(2)(3)(4) 2,218,727 19,081
Evolve Vacation Rental Network, Series 7, Acquisition Date:
1/10/18, Cost $3,151 (1)(2)(3)(4) 433,698 3,730
Evolve Vacation Rental Network, Series 8, Acquisition Date:
3/29/18 - 6/15/18, Cost $17,862 (1)(2)(3)(4) 2,098,881 18,050
Evolve Vacation Rental Network, Series 9, Acquisition Date:
5/29/20, Cost $4,323 (1)(2)(3)(4) 745,950 6,415
Minted, Series E, Acquisition Date: 10/30/18, Cost $23,655 (1)(2)
(3)(4) 1,756,494 11,242
Rent the Runway, Series F, Acquisition Date: 3/21/19,
Cost $17,598 (1)(2)(3) 787,264 11,605
Rent the Runway, Series G, Acquisition Date: 4/30/20,
Cost $8,790 (1)(2)(3) 596,324 8,790
138,213
Textiles, Apparel & Luxury Goods 0.0%
Allbirds, Series A, Acquisition Date: 10/10/18, Cost $5,119 (1)(2)
(3) 466,735 5,397
Allbirds, Series B, Acquisition Date: 10/10/18, Cost $899 (1)(2)(3) 82,000 948
Allbirds, Series C, Acquisition Date: 10/9/18, Cost $8,595 (1)(2)(3) 783,670 9,061
Allbirds, Series Seed, Acquisition Date: 10/10/18, Cost $2,750 (1)
(2)(3) 250,775 2,899
18,305
Total Consumer Discretionary 351,392
CONSUMER STAPLES 0.1%
Food Products 0.1%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $9,029 (1)(2)(3) 488,972 16,164
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $10,408 (1)(2)(3) 314,865 10,408
Total Consumer Staples 26,572
FINANCIALS 0.2%
Capital Markets 0.1%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $11,909 (1)(2)(3)(6) 24,002 12,121

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $7,186 (1)(2)(3)(6) 24,002 12,121
24,242
Insurance 0.1%
Go Maps, Series B, Acquisition Date: 12/15/17, Cost $9,940 (1)
(2)(3)(4) 936,022 11,982
Go Maps, Series B-1, Acquisition Date: 5/15/19 - 7/29/20,
Cost $2,147 (1)(2)(3)(4) 167,743 2,147
Jetclosing, Series A, Acquisition Date: 5/25/18, Cost $8,917 (1)(2)
(3)(4) 4,570,635 6,596
Jetclosing, Series B-1, Acquisition Date: 7/13/20 - 2/25/21,
Cost $8,764 (1)(2)(3)(4) 6,554,775 8,764
Jetclosing, Series B-2, Acquisition Date: 2/6/20, Cost $1,329 (1)
(2)(3)(4) 1,168,452 1,563
31,052
Total Financials 55,294
HEALTH CARE 1.5%
Biotechnology 0.6%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $15,671 (1)(2)(3) 5,677,732 15,671
Day One Bio, Series B, Acquisition Date: 2/2/21, Cost $5,214 (1)
(2)(3)(4) 166,254 5,214
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $6,398 (1)(2)(3)(4) 1,252,670 6,398
Ginkgo Bioworks, Series E, Acquisition Date: 7/30/19 - 9/9/19,
Cost $21,940 (1)(2)(3) 148,007 22,229
Gyroscope Therapeutics, Series C-1, Acquisition Date: 3/30/21,
Cost $11,712 (1)(2)(3) 5,091,986 11,712
Imago Biosciences, Series C, Acquisition Date: 11/12/20,
Cost $7,930 (1)(2)(3) 6,565,376 7,930
Insitro, Series B, Acquisition Date: 5/21/20, Cost $7,412 (1)(2)(3) 1,189,622 21,759
Tempus Labs, Series D, Acquisition Date: 3/16/18, Cost $8,531 (1)
(2)(3) 910,093 50,940
Tempus Labs, Series E, Acquisition Date: 8/23/18,
Cost $11,140 (1)(2)(3) 665,388 37,986
Tempus Labs, Series F, Acquisition Date: 4/30/19, Cost $4,400 (1)
(2)(3) 177,721 10,230
Tempus Labs, Series G, Acquisition Date: 2/6/20, Cost $4,334 (1)
(2)(3) 113,018 6,537
Tempus Labs, Series G-2, Acquisition Date: 11/19/20,
Cost $6,602 (1)(2)(3) 115,207 6,602
Tenaya Therapeutics, Series C, Acquisition Date: 12/17/20,
Cost $7,935 (1)(2)(3) 3,829,501 7,935
211,143

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
Health Care Equipment & Supplies 0.3%
JAND, Series D, Acquisition Date: 4/23/15, Cost $15,460 (1)(2)(3)
(4) 1,346,025 33,019
JAND, Series E, Acquisition Date: 3/9/18, Cost $24,677 (1)(2)(3)(4) 1,570,115 38,516
JAND, Series F, Acquisition Date: 4/3/20, Cost $21,615 (1)(2)(3)(4) 1,108,868 27,201
Kardium, Series D-5, Acquisition Date: 11/29/18, Cost $8,865 (1)
(2)(3)(4) 9,149,620 9,294
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $18,745 (1)
(2)(3)(4) 18,452,429 18,745
126,775
Health Care Providers & Services 0.1%
Babyco, Class A, Acquisition Date: 11/3/17, Cost $9,057 (1)(2)(3)
(4)(6) 2,611,790 —
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,006 (1)(2)(3) 292,304 11,006
Color Health, Series D-1, Acquisition Date: 1/13/20 - 12/23/20,
Cost $12,814 (1)(2)(3) 600,689 22,618
33,624
Health Care Technology 0.4%
Doximity, Series C, Acquisition Date: 4/10/14 - 3/22/18,
Cost $8,769 (1)(2)(3) 1,894,489 133,391
133,391
Life Sciences Tools & Services 0.1%
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $18,373 (1)(2)
(3) 2,080,677 18,373
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $24,828 (1)(2)(3) 1,817,581 24,828
43,201
Total Health Care 548,134
INDUSTRIALS & BUSINESS SERVICES 0.2%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $18,589 (1)(2)(3) 412,771 18,589
18,589
Machinery 0.1%
Xometry, Series A-2, Acquisition Date: 7/20/20, Cost $3,026 (1)(2)
(3)(4) 316,036 3,046
Xometry, Series B, Acquisition Date: 7/20/20, Cost $1,039 (1)(2)
(3)(4) 108,482 1,045
Xometry, Series C, Acquisition Date: 7/20/20, Cost $1,098 (1)(2)
(3)(4) 112,738 1,087
Xometry, Series D, Acquisition Date: 7/20/20, Cost $858 (1)(2)(3)
(4) 87,492 843

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
Xometry, Series E, Acquisition Date: 7/20/20, Cost $8,620 (1)(2)
(3)(4) 632,771 8,620
Xometry, Series Seed-1, Acquisition Date: 9/4/20, Cost $4,767 (1)
(2)(3)(4) 595,883 4,767
Xometry, Series Seed-2, Acquisition Date: 9/4/20, Cost $2,097 (1)
(2)(3)(4) 262,162 2,097
21,505
Road & Rail 0.1%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $21,158 (1)(2)
(3) 2,979,808 34,715
Convoy, Series D, Acquisition Date: 10/30/19, Cost $26,263 (1)(2)
(3) 1,939,655 22,597
57,312
Total Industrials & Business Services 97,406
INFORMATION TECHNOLOGY 2.5%
IT Services 0.3%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $55 (1)
(2)(3) 2,099 225
ServiceTitan, Series D, Acquisition Date: 11/9/18,
Cost $27,048 (1)(2)(3) 1,028,634 110,397
ServiceTitan, Series E, Acquisition Date: 4/23/20, Cost $1,606 (1)
(2)(3) 47,506 5,099
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $3,169 (1)
(2)(3) 29,532 3,169
118,890
Software 2.2%
Aurora Innovation, Series B, Acquisition Date: 3/1/19,
Cost $8,834 (1)(2)(3) 956,010 18,792
Checkr, Series C, Acquisition Date: 4/10/18, Cost $25,265 (1)(2)
(3)(4) 1,850,770 45,325
Checkr, Series D, Acquisition Date: 9/6/19, Cost $45,551 (1)(2)(3)
(4) 1,505,994 36,882
Databricks, Series F, Acquisition Date: 10/22/19, Cost $25,522 (1)
(2)(3) 594,243 105,400
Databricks, Series G, Acquisition Date: 2/1/21, Cost $12,785 (1)
(2)(3) 72,081 12,785
Evernote, Series 1, Acquisition Date: 11/20/12, Cost $4,591 (1)(2)
(3) 381,752 1,019
Evernote, Series 4, Acquisition Date: 5/2/12 - 11/20/12,
Cost $14,562 (1)(2)(3) 1,210,758 4,335
Evernote, Series 5, Acquisition Date: 11/8/13, Cost $2,274 (1)(2)
(3) 174,948 644
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $17,689 (1)(2)
(3) 1,453,824 17,689

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
HashiCorp, Series E, Acquisition Date: 3/13/20, Cost $13,449 (1)
(2)(3) 465,044 13,449
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $13,003 (1)(2)(3)(4) 891,864 13,003
Lookout, Series F, Acquisition Date: 3/21/14 - 8/8/14,
Cost $31,937 (1)(2)(3) 2,795,838 6,626
Plex Systems Holdings, Series B, Acquisition Date: 6/9/14,
Cost $16,608 (1)(2)(3) 7,238,750 26,132
Procore Technologies, Series B, Acquisition Date: 7/15/20,
Cost $2,655 (1)(2)(3) 58,958 3,714
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $18,207 (1)(2)(3) 1,201,539 18,207
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $18,216 (1)(2)(3)(4) 2,889,530 25,400
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $2,446 (1)(2)(3)(4) 278,205 2,446
Tanium, Series G, Acquisition Date: 8/26/15, Cost $31,923 (1)(2)
(3) 6,430,431 73,276
Toast, Series B, Acquisition Date: 9/14/18, Cost $416 (1)(2)(3) 24,053 3,090
Toast, Series D, Acquisition Date: 6/27/18, Cost $29,721 (1)(2)(3) 1,717,286 220,620
Toast, Series E, Acquisition Date: 3/27/19, Cost $10,560 (1)(2)(3) 386,836 49,697
Toast, Series F, Acquisition Date: 2/14/20, Cost $12,434 (1)(2)(3) 273,578 35,147
Zenpayroll, Series B, Acquisition Date: 8/18/20, Cost $6,279 (1)
(2)(3) 464,700 6,186
Zenpayroll, Series B-2, Acquisition Date: 8/18/20, Cost $11,722 (1)
(2)(3) 867,510 11,549
Zenpayroll, Series C, Acquisition Date: 7/16/18, Cost $20,951 (1)
(2)(3) 2,755,737 36,685
Zenpayroll, Series D, Acquisition Date: 7/16/19, Cost $29,246 (1)
(2)(3) 2,196,921 29,246
817,344
Total Information Technology 936,234
REAL ESTATE 0.0%
Real Estate Management & Development 0.0%
WeWork, Series D-1, Acquisition Date: 12/9/14, Cost $13,052 (2)
(3) 783,879 8,810
WeWork, Series D-2, Acquisition Date: 12/9/14, Cost $10,256 (2)
(3) 615,906 6,923
Total Real Estate 15,733
Total Convertible Preferred Stocks (Cost $1,251,642) 2,063,532

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
PREFERRED STOCKS 0.7%
HEALTH CARE 0.7%
Health Care Equipment & Supplies 0.7%
Sartorius (EUR) (7) 526,242 262,362
Total Health Care 262,362
Total Preferred Stocks (Cost $49,050) 262,362
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 0.04% (4)(8) 219,495,905 219,496
Total Short-Term Investments (Cost $219,496) 219,496
Total Investments in Securities 100.4%
(Cost $20,441,288) $ 37,482,271
Other Assets Less Liabilities (0.4)% (167,385)
Net Assets 100.0% $ 37,314,886
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $3,094,671 and represents 8.3% of net assets.
(4) Affiliated Companies
(5) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
March 31, 2021, was $16,292 and was valued at $18,450 (0.0% of net assets).
(6) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(7) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(8) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
CAD Canadian Dollar

T. ROWE PRICE New Horizons Fund

.
.
.
.
.
.
.
.
.
.
CVR Contingent Value Rights
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
PIPE Private Investment in Public Equity
SPAC Special Purpose Acquisition Company

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
1stdibs.com, Series D  $ — $ — $ —
Alclear Holdings, Class B  — — —
Armstrong World Industries  2,086 85,597 1,160
Babyco, Class A  — — —
Booz Allen Hamilton Holding  2,892 (62,305) 3,634
Bright Horizons Family Solutions  1,111 (1,200) —
Cable One  1,259 (154,759) 969
Checkr  — — —
Checkr, Series C  — — —
Checkr, Series D  — — —
Day One Bio, Series B  — — —
Descartes Systems Group  469 11,330 —
Endava, ADR  195 11,197 —
Eurofins Scientific  20,360 100,238 —
Evolve Vacation Rental Network, Series 4  — 2,015 —
Evolve Vacation Rental Network, Series 5  — 4,844 —
Evolve Vacation Rental Network, Series 6  — 6,222 —
Evolve Vacation Rental Network, Series 7  — 1,216 —
Evolve Vacation Rental Network, Series 8  — 5,886 —
Evolve Vacation Rental Network, Series 9  — 2,092 —
FirstService  478 26,853 305
Five9  788 (67,541) —
Genesis Therapeutics, Series A  — — —
Go Maps, Series B  — — —
Go Maps, Series B-1  — — —
Haul Hub, Series B  — — —
JAND, Class A  — — —
JAND, Series D  — — —
JAND, Series E  — — —
JAND, Series F  — — —
Jetclosing, Series A  — — —
Jetclosing, Series B-1  — — —
Jetclosing, Series B-2  — — —
Kardium, Series D-5  — 429 —

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Kardium, Series D-6  $ — $ — $ —
Longboard Pharmaceuticals  — 97 —
Longboard Pharmaceuticals, Series A  — 7,143 —
Minted, Series E  — — —
nCino  337 (23,795) —
Nevro  490 (89,663) —
PagerDuty  140 (6,097) —
Paylocity Holding  1,895 (129,107) —
Proofpoint  (3,719) (42,522) —
RH  120,818 20,094 —
Seismic Software, Series E  — — —
Seismic Software, Series F  — — —
Shockwave Medical  295 39,462 —
Sweetgreen, Series F  — (4,948) —
Sweetgreen, Series G  — (3,189) —
Sweetgreen, Series I  — (742) —
Vail Resorts  29,685 (1,341) —
Wheels Up Partners, Class B  — 5,336 —
Wheels Up Partners, Class C  — 3,950 —
Wheels Up Partners, Class D  — 5,933 —
Xometry, Series A-2  — — —
Xometry, Series B  — — —
Xometry, Series C  — 1 —
Xometry, Series D  — — —
Xometry, Series E  — — —
Xometry, Series Seed-1  — — —
Xometry, Series Seed-2  — — —
T. Rowe Price Government Reserve Fund, 0.04% — — 109
Affiliates not held at period end 299,973 (317,481) —
Totals $ 479,552 # $ (564,755) $ 6,177 +

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
1stdibs.com, Series D  $ 43,896 $ — $ — $ 43,896
Alclear Holdings, Class B  182,018 — — 182,018
Armstrong World Industries  410,191 1,330 66,245 430,873
Babyco, Class A  — — — —
Booz Allen Hamilton Holding  876,853 94,476 23,993 885,031
Bright Horizons Family
Solutions  733,199 66,601 382 798,218
Cable One  861,462 82,552 316 788,939
Checkr  21,662 — — 21,662
Checkr, Series C  45,325 — — 45,325
Checkr, Series D  36,882 — — 36,882
Day One Bio, Series B  — 5,214 — 5,214
Descartes Systems Group  282,681 892 135 294,768
Endava, ADR  * 43,015 96 171,090
Eurofins Scientific  901,175 2,889 128,826 *
Evolve Vacation Rental Network,
Series 4  4,163 — — 6,178
Evolve Vacation Rental Network,
Series 5  10,012 — — 14,856
Evolve Vacation Rental Network,
Series 6  12,859 — — 19,081
Evolve Vacation Rental Network,
Series 7  2,514 — — 3,730
Evolve Vacation Rental Network,
Series 8  12,164 — — 18,050
Evolve Vacation Rental Network,
Series 9  4,323 — — 6,415
FirstService  326,015 970 235 353,603
Five9  629,563 19,747 496 581,273
Genesis Therapeutics, Series A  6,398 — — 6,398
Go Maps, Series B  11,982 — — 11,982
Go Maps, Series B-1  2,147 — — 2,147
Haul Hub, Series B  * 4,318 — 13,003
JAND, Class A  46,009 — — 46,009
JAND, Series D  33,019 — — 33,019
JAND, Series E  38,516 — — 38,516
JAND, Series F  27,201 — — 27,201
Jetclosing, Series A  6,596 — — 6,596
Jetclosing, Series B-1  2,595 6,169 — 8,764

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
Jetclosing, Series B-2  $ 1,563 $ — $ — $ 1,563
Kardium, Series D-5  * — — 9,294
Kardium, Series D-6  — 18,745 — 18,745
Longboard Pharmaceuticals  — 4,824 4 4,917
Longboard Pharmaceuticals,
Series A  6,269 — — 13,412
Minted, Series E  11,242 — — 11,242
nCino  * 106,371 190 336,960
Nevro  351,301 117,754 312 379,080
PagerDuty  169,862 506 228 *
Paylocity Holding  984,619 75,617 182 930,947
Proofpoint  583,813 1,709 53,360 489,640
RH  738,848 2,340 385,573 *
Seismic Software, Series E  * — — 25,400
Seismic Software, Series F  * — — 2,446
Shockwave Medical  * 90,842 48 244,019
Sweetgreen, Series F  58,218 — — 53,270
Sweetgreen, Series G  37,519 — — 34,330
Sweetgreen, Series I  8,730 — — 7,988
Vail Resorts  609,419 1,926 133,749 *
Vroom  398,491 — 81,010 —
Wheels Up Partners, Class B  27,805 — — 33,141
Wheels Up Partners, Class C  20,590 — — 24,540
Wheels Up Partners, Class D  30,921 — — 36,854
Xometry, Series A-2  3,046 — — 3,046
Xometry, Series B  1,045 — — 1,045
Xometry, Series C  1,086 — — 1,087
Xometry, Series D  843 — — 843
Xometry, Series E  8,620 — — 8,620
Xometry, Series Seed-1  4,767 — — 4,767
Xometry, Series Seed-2  2,097 — — 2,097
T. Rowe Price Government
Reserve Fund, 0.04% 1,443,261 ¤ ¤ 219,496
Total $ 7,799,526 ^

T. ROWE PRICE New Horizons Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $6,177 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,727,388.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE New Horizons Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE New Horizons Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE New Horizons Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE New Horizons Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2021. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2021, totaled $341,618,000 for the period ended
March 31, 2021. During the period, transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 31,514,587 $ 2,930,815 $ 491,479 $ 34,936,881
Convertible Preferred Stocks — 53,999 2,009,533 2,063,532
Preferred Stocks — 262,362 — 262,362
Short-Term Investments 219,496 — — 219,496
Total $ 31,734,083 $ 3,247,176 $ 2,501,012 $ 37,482,271
($000s)
Beginning
Balance
1/1/21
Gain (Loss)
During
Period
Total
Purchases
Transfer
Out of
Level 3
Ending
Balance
3/31/21
Investment in Securities
Common Stocks $ 521,444 $ 29,099 $ 21,611 $ (80,675) $ 491,479
Convertible Preferred Stocks 1,677,235 312,519 172,671 (152,892) 2,009,533
Total $ 2,198,679 $ 341,618 $ 194,282 $ (233,567) $ 2,501,012

T. ROWE PRICE New Horizons Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level
3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

T. ROWE PRICE New Horizons Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 491,479 Recent
comparable
transaction
price(s)
—# —# —# —#
Expected
present value
Discount Rate
for Cost of
Equity
20% 20% Decrease
Timing of
Events
2.26 –
4.20 yrs
3.24 yrs Decrease
Discount
for Lack of
Collectability
25%
- 75%
50% Decrease
Market
comparable
Premium for
Liquidation
Preference
—# —# Increase
Probability
for Potential
Outcome
10%
- 80%
33% Increase
Enterprise
Value to Sales
Multiple
3.5x - 8.2x 7.8x Increase
Sales Growth
Rate
10% 10% Increase
Enterprise
Value to Gross
Merchandise
Value Multiple
1.9x 1.9x Increase
Enterprise
Value to Gross
Profit Multiple
4.6x
– 15.2x
14.3x Increase
Enterprise
Value to
EBITDA
Multiple
10.0x 10.0x Increase

T. ROWE PRICE New Horizons Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
Enterprise
Value to
EBITDA
Multiple
12.0x 12.0x Increase
Discount
for Lack of
Marketability
10% 10% Decrease
Estimated
Liquidation
value
—# —# —# —#
Convertible
Preferred
Stocks
$ 2,009,533 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
Cumulative
Preferred
Dividend
Rights
0% - 2% 1% Decrease
Premium for
Cumulative
Preferred
Dividend
Rights
0% - 1% 1% Increase
Market
comparable
Premium for
Liquidation
Preference
—# —# Increase
Probability
for Potential
Outcome
10%
- 80%
33% Increase
Enterprise
Value to Sales
Multiple
1.4x
– 24.7x
14.9x Increase
Sales Growth
Rate
1% - 30% 25% Increase

T. ROWE PRICE New Horizons Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
Value to Gross
Merchandise
Value Multiple
1.9x 1.9x Increase
Enterprise
Value to Gross
Profit Multiple
3.1x
– 44.1x
21.3x Increase
Gross Profit
Growth Rate
2% - 57% 33% Increase
Enterprise
Value to
EBITDA
Multiple
77.4x 77.4x Increase
Acquisition
Premium
10% 10% Increase
Discount
for Lack of
Marketability
10% 10% Decrease
Estimated
liquidation value
Discount
for Lack of
Collectability
100% 100% Decrease
Options pricing
model
Private
Company
Valuation
—# —# —#
Risk-Free Rate 3% 3% Increase
Volatility 38% 38% Increase

T. ROWE PRICE New Horizons Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
F42-054Q1 03/21